S000070577 [Member] Expense Example - Putnam Sustainable Retirement 2065 Fund	Jul. 31, 2025 USD ($)
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	2,992
Expense Example, with Redemption, 10 Years	8,037
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	2,824
Expense Example, with Redemption, 10 Years	7,863
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	2,781
Expense Example, with Redemption, 10 Years	7,816
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	2,824
Expense Example, with Redemption, 10 Years	7,863
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	2,887
Expense Example, with Redemption, 10 Years	7,929
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	657
Expense Example, with Redemption, 3 Years	831
Expense Example, with Redemption, 5 Years	3,338
Expense Example, with Redemption, 10 Years	8,093
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	396
Expense Example, with Redemption, 5 Years	3,095
Expense Example, with Redemption, 10 Years	8,142
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	263
Expense Example, with Redemption, 3 Years	505
Expense Example, with Redemption, 5 Years	3,240
Expense Example, with Redemption, 10 Years	$ 8,202